UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          6th Floor
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 324-6900


Signature, Place and Date of Signing:

/s/ John Hock                    Stamford, CT              November 15, 2004
-----------------------     ------------------------     ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  102

Form 13F Information Table Value Total:  $508,805


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE


                                                            FORM 13F INFORMATION TABLE



COLUMN 1                                COLUMN  2 COLUMN 3    COLUMN 4    COLUMN 5        COLUMN 6       COLUMN 7      COLUMN 8

                                        TITLE                 VALUE       SHRS OR    SH/ PUT/  INVSTMNT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS  CUSIP       X1000)      PRN AMT    PRN CALL  DISCRTN    MNGRS  SOLE   SHARED  NONE
--------------                          --------  -----       -------     -------   --------  ----------  -----  ----   ------  ----
Abbott Laboratories Inc.                COM       2824100     $  4,996      117,900             Sole      None   Sole
Adolph Coors Company - Class B          CLS B   217016104     $  1,794       26,400             Sole      None   Sole
Affymetrix Inc.                         COM     00826T108     $  3,484      113,400             Sole      None   Sole
ALEXION PHARMACEUTICALS INC             COM      15351109     $    720       40,000             Sole      None   Sole
Alpharma Inc. CL-A                      CLS A    20813101     $  7,624      416,650             Sole      None   Sole
ALTRIA GROUP INC                        COM     02209S103     $  9,280      197,210             Sole      None   Sole
AMBAC Financial Group Inc.              COM      23139108     $  5,327       66,600             Sole      None   Sole
AMERICAN EXPRESS CO                     COM      25816109     $  2,291       44,500             Sole      None   Sole
American International Group Inc.       COM      26874107     $  1,577       23,191             Sole      None   Sole
Amgen Inc.                              COM      31162100     $  2,557       45,000             Sole      None   Sole
Apache Corp.                            COM      37411105     $  6,995      139,546             Sole      None   Sole
Archer Daniels Midland Co.              COM      39483102     $    510       30,000             Sole      None   Sole
BANK OF MONTREAL                        COM      63671101     $  2,446       55,800             Sole      None   Sole
Baxter International Inc.               COM      71813109     $ 15,211      472,800             Sole      None   Sole
BIOENVISION INC                         COM     09059N100     $  1,439      180,000             Sole      None   Sole
BIOMARIN PHARMACEUTICAL INC             COM     09061G101     $  5,130      988,000             Sole      None   Sole
Boston Scientific Corp.                 COM     101137107     $  5,552      139,700             Sole      None   Sole
BP PLC ADR                              ADR      55622104     $ 10,475      182,000             Sole      None   Sole
BRISTOL-MYERS SQ                        COM     110122108     $ 28,145    1,188,600             Sole      None   Sole
CAPITAL SENIOR LIVING CORP              COM     140475104     $    816      170,000             Sole      None   Sole
Caraco Pharmaceutical Laboratories Ltd  COM     14075T107     $  1,395      181,100             Sole      None   Sole
Cardinal Health Inc.                    COM     14149Y108     $  6,811      155,555             Sole      None   Sole
CENDANT CORP.                           COM     151313103     $  4,721      218,500             Sole      None   Sole
Check Point Software Techns Ltd ORD     COM     M22465104     $  1,115       65,700             Sole      None   Sole
Citigroup Inc.                          COM     172967101     $  3,202       72,540             Sole      None   Sole
Costco Wholesale Corp.                  COM     22160K105     $  2,458       59,200             Sole      None   Sole
Cox Communications                      CLS A   224044107     $  8,645      260,850             Sole      None   Sole
Cubist Pharmaceuticals Inc.             COM     229678107     $  2,804      283,700             Sole      None   Sole
DEL MONTE FOODS COMPANY                 COM     24522P103     $  6,059      577,400             Sole      None   Sole
EOG Resources Inc.                      COM     26875P101     $  4,894       74,300             Sole      None   Sole
Everest RE Group Ltd                    COM     G3223R108     $    859       11,550             Sole      None   Sole
Federal National Mortgage Association   COM     313586109     $  1,015       16,000             Sole      None   Sole
Fisher Scientific International         COM     338032204     $  6,944      119,000             Sole      None   Sole
Fox Entertainment Group Inc.            COM     35138T107     $    513       18,500             Sole      None   Sole
Furniture Brands International Inc.     COM     360921100     $    979       39,000             Sole      None   Sole
Gannett Co Inc.                         PFD     364730101     $    662        7,900             Sole      None   Sole
General Electric Co.                    COM     369604103     $  6,278      186,900             Sole      None   Sole
Grupo Televisa GDS                      COM     40049J206     $  1,055       20,000             Sole      None   Sole
Home Depot Inc.                         COM     437076102     $    490       12,500             Sole      None   Sole
Honda Motor Co. Ltd. ADR                ADR     438128308     $    487       20,000             Sole      None   Sole
HOSPIRA INC                             COM     441060100     $  1,738       56,790             Sole      None   Sole
IAC/INTERACTIVECORP                     COM     44919P102     $  1,264       57,400             Sole      None   Sole
Imclone Systems Inc.                    COM     45245W109     $ 35,980      680,532             Sole      None   Sole
IMMUNOMEDICS INC                        COM     452907108     $  1,040      400,000             Sole      None   Sole
ING Groep NV  Spon. ADR                 ADR     456837103     $    781       30,868             Sole      None   Sole
Invitrogen Corp                         COM     46185R100     $  2,751       50,000             Sole      None   Sole
IVAX CORP                               COM     465823102     $  7,649      399,250             Sole      None   Sole
J.P. MORGAN CHAS                        COM     46625H100     $ 11,478      288,800             Sole      None   Sole
King Pharmaceuticals Inc.               COM     495582108     $ 19,093    1,598,500             Sole      None   Sole
Knight Ridder Inc.                      COM     499040103     $    452        6,900             Sole      None   Sole
KOOKMIN BANK - SPON ADR WI              ADR     50049M109     $  3,169       99,500             Sole      None   Sole
Liberty Media Corp.  - Cl A             CLS A   530718105     $ 13,134    1,505,644             Sole      None   Sole
Lifepoint Hospitals Inc.                COM     53219L109     $  1,501       50,000             Sole      None   Sole
LIGAND PHARM INC                        CLS B   53220K207     $  2,706      270,000             Sole      None   Sole
Manor Care Inc.                         COM     564055101     $  2,697       90,000             Sole      None   Sole
McDonald's Corp.                        COM     580135101     $  5,676      202,400             Sole      None   Sole
MCKESSON CORP.                          COM     58155Q103     $ 16,651      648,900             Sole      None   Sole
Medarex Inc.                            COM     583916101     $  1,272      172,300             Sole      None   Sole
MERCK & CO INC                          COM     589331107     $  9,953      301,500             Sole      None   Sole
Microsoft Corp.                         COM     594918104     $  7,549      272,900             Sole      None   Sole
Millennium Pharmaceuticals Inc.         COM     599902103     $  2,120      155,000             Sole      None   Sole
NABORS INDUSTRIES LTD                   COM     G6359F103     $  7,740      163,400             Sole      None   Sole
NATIONWIDE FINL SVCS  -CL A             COM     638612101     $    808       23,000             Sole      None   Sole
NCR Corp.                               COM     62886E108     $  6,003      121,000             Sole      None   Sole
NEW RIVER PHARMACEUTICLS                COM     648468205     $    208       21,000             Sole      None   Sole
Nippon Telegraph & Telephone Corp.      AADR    654624105     $  2,544      127,300             Sole      None   Sole
NOMURA HOLDINGS                         ADR     65535H208     $  2,480      192,000             Sole      None   Sole
Novartis AG ADR                         ADR     66987V109     $  1,774       38,000             Sole      None   Sole
Oracle Corp.                            COM     68389X105     $  5,131      454,700             Sole      None   Sole
Outback Steakhouse Inc.                 COM     689899102     $    611       14,700             Sole      None   Sole
Paychex Inc.                            COM     704326107     $    789       26,150             Sole      None   Sole
Procter & Gamble Co.                    COM     742718109     $  1,029       19,000             Sole      None   Sole
Protective Life Corp.                   COM     743674103     $ 13,785      350,550             Sole      None   Sole
Province Healthcare Co.                 COM     743977100     $  6,906      330,000             Sole      None   Sole
PSYCHIATRIC SOLUTIONS INC               COM     74439H108     $  4,103      161,800             Sole      None   Sole
Raytheon Company                        COM     755111507     $  5,188      136,550             Sole      None   Sole
RenaissanceRe Holdings Ltd.             COM     G7496G103     $    918       17,800             Sole      None   Sole
Reader's Digest Assoc. Inc. CL-A        CLS A   755267101     $    657       45,000             Sole      None   Sole
Republic Services Inc. CL-A             COM     760759100     $  6,294      211,400             Sole      None   Sole
Shire Pharmaceuticals Group PLC ADR     ADR     82481R106     $  6,950      242,500             Sole      None   Sole
SMURFIT-STONE CONTAINER CORP            COM     832727101     $  2,918      150,600             Sole      None   Sole
Sprint Corp.(Fon Group)                 COM     852061100     $  5,397      268,000             Sole      None   Sole
St Paul Travelers Cos Inc.              COM     792860108     $    587       17,751             Sole      None   Sole
Stora Enso OYJ-Spons ADR                ADR     86210M106     $  2,072      153,100             Sole      None   Sole
Taiwan Semiconductor SP ADR             ADR     874039100     $  5,252      735,300             Sole      None   Sole
TALISMAN ENERGY                         COM     87425E107     $  8,640      332,490             Sole      None   Sole
Telefonos de Mexico L Shs. ADR          ADR     879403780     $    697       21,600             Sole      None   Sole
TELESP CELULAR PARTICIPA-ADR            ADR     87952L108     $    890      144,000             Sole      None   Sole
TENET HEALTHCARE                        COM     88033G100     $ 12,059    1,117,200             Sole      None   Sole
Torchmark Corp.                         COM     891027104     $ 13,619      256,000             Sole      None   Sole
Tyco Int'l Ltd.                         COM     902124106     $  7,024      229,000             Sole      None   Sole
UNILEVER PLC-SPONSORED ADR              ADR     904767704     $  8,681      262,800             Sole      None   Sole
Unisys Corp.                            COM     909214108     $  4,639      449,300             Sole      None   Sole
Valeant Pharmaceuticals                 COM     91911X104     $  2,852      118,200             Sole      None   Sole
VODAFONE GROUP, ADR                     ADR     92857W100     $ 15,410      638,900             Sole      None   Sole
WACHOVIA CORP                           COM     929903102     $  2,301       49,000             Sole      None   Sole
Wal-Mart Stores Inc.                    COM     931142103     $    894       16,800             Sole      None   Sole
Warner Chilcott PLC - ADR               ADR     93443W109     $  5,776      103,900             Sole      None   Sole
Watson Pharmaceuticals Inc.             COM     942683103     $  4,421      150,000             Sole      None   Sole
WebMD Corp                              COM     94769M105     $  2,228      320,000             Sole      None   Sole
Wells Fargo Co.                         COM     949746101     $  1,253       21,000             Sole      None   Sole
Wrigley (WM) JR Co.                     COM     982526105     $    868       13,700             Sole      None   Sole

03716.0001 #523556